Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Financial Assets and Liabilities Measured Fair Value (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Liabilities:
Short-term loan		$ 2,919	$ 3,136
Contingent long-term earnout liability		84	173
Fair Value, Recurring [Member]
Assets:
Money market funds	[1]		257
Total assets			257
Liabilities:
Short-term loan		2,919	3,116
Contingent short-term earnout liability	[2]	293	304
Contingent long-term earnout liability	[2]	84	173
Total liabilities		3,296	3,593
Level 1 | Fair Value, Recurring [Member]
Assets:
Money market funds	[1]
Total assets
Liabilities:
Short-term loan
Contingent short-term earnout liability	[2]
Contingent long-term earnout liability	[2]
Total liabilities
Level 2 | Fair Value, Recurring [Member]
Assets:
Money market funds	[1]		257
Total assets			257
Liabilities:
Short-term loan
Contingent short-term earnout liability	[2]
Contingent long-term earnout liability	[2]
Total liabilities
Level 3 [Member] | Fair Value, Recurring [Member]
Assets:
Money market funds	[1]
Total assets
Liabilities:
Short-term loan		2,919	3,116
Contingent short-term earnout liability	[2]	293	304
Contingent long-term earnout liability	[2]	84	173
Total liabilities		$ 3,296	$ 3,593

[1]	As of December 31, 2025, approximately $257 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	The income valuation approach is applied, and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.